Contingent Liabilities, Commitments, and Other Financial Obligations (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Detailed Information About Other Financial Obligations

Other financial obligations as of December 31, 2023, are as follows:

€ thousand	up to 1 year	between 1 and 5 years	more than 5 years	Total
Software and licenses	717	631	0	1,349
Incidental rental costs	123	367	27	517
Other	251	344	99	694
Total	1,091	1,342	126	2,559

Summary of Detailed Information About Financial Obligations From Outstanding Purchase Order

In addition, there are financial obligations from outstanding purchase orders for intangible assets and Property, plant and equipment in the following amounts:

€ thousand	December 31, 2023
Intangible assets	12
Property, plant and equipment	3,866
Total	3,878